Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 53,364	₱ 52,123	₱ 53,863
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 10,508	₱ 9,955
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 584	₱ 542
BTF Holdings, Inc. [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 240	₱ 231
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 11,332	₱ 10,728